Other aggregates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total assets	R$ 931,208,396
Loans and advances to customers	464,844,042	R$ 393,768,037	R$ 326,699,480
Customer deposits	468,961,069	445,813,972	336,514,597
Total assets	931,208,396	933,578,379	760,612,618
Business Segment Reporting Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	838,267,118
Loans and advances to customers	394,086,048	317,553,409	259,644,994
Customer deposits	344,180,608	322,328,033	253,313,187
Total assets		837,339,314	675,514,634
Business Segment Reporting Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	92,941,277
Loans and advances to customers	70,757,994	76,214,628	67,054,486
Customer deposits	R$ 124,780,461	123,485,939	83,201,410
Total assets		R$ 96,239,065	R$ 85,097,984